Summary of Significant Accounting Policies (Details 4)	1 Months Ended	9 Months Ended			12 Months Ended
	Nov. 14, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014
Fair value of each share-based payment is estimated on the following assumptions
Risk-free interest rate		1.37%		2.61%	3.40%
Expected volatility		49.42%		61.67%	60.13%
Dividend yield
Expected term	5 years	5 years	5 years 6 months	6 years	5 years 6 months